Silver Hill Mines, Inc. Balance Sheet (June 30, 2012 Unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 0	$ 0
Total current assets	0	0
Total assets	0	0
Liabilities and Stockholders' Deficit
Accounts payable	71,651	62,843
Loans - Related party	9,808	5,043
Total current liabilities	81,459	67,886
Stockholders' deficit
Preferred stock	10,000	10,000
Common stock	50	50
Additional paid-in capital	870,562	870,562
Retained deficit	(962,071)	(948,499)
Total stockholders' deficit	(81,459)	(67,887)
Total liabilities and stockholders' deficit	$ 0	$ 0